Acquisitions and Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Business Acquisition, Pro Forma Information

The Company’s unaudited supplemental pro forma financial information is as follows (in thousands except for per share amounts):

	Three months ended	Three months ended	Six months ended	Six months ended
	June 30, 2015	June 30, 2014	June 30, 2015	June 30, 2014
Revenue	$48,867	$24,472	$86,556	$52,144
Income (loss) before from operations	1,621	(2,030)	4,738	(225)
Net income attributable to noncontrolling interest	3,738	793	7,971	2,817
Net loss attributable to common stockholders	(1,588)	(2,587)	(3,379)	(2,432)
Net loss per basic common share	$(0.03)	$(0.05)	$(0.05)	$(0.05)

The following summarized pro forma information for the years ended December 31, 2014 and 2013 presents the combined results of the Company as if the business combinations occurred as of January 1, 2013.

	Nobilis Health	First Surgical	Athas	Consolidated
December 31, 2014
Revenue	$84,029	$17,577	$26,059	$127,665
Net income before noncontrolling interests	20,247	(3,364)	(1,481)	15,402
Net income attributable to noncontrolling interests	13,062	(1,275)	—	11,787

Net income (loss) attributable to Nobilis Health Corp.	$7,185	$(2,089)	$(1,481)	$3,615

December 31, 2013
Revenue	$31,128	$32,327	$22,731	$86,186
Net income before noncontrolling interests	6,674	(677)	(139)	5,858
Net income attributable to noncontrolling interests	5,476	2,265	—	7,741

Net income (loss) attributable to Nobilis Health Corp.	$1,198	$(2,942)	$(139)	$(1,883)

Victory Medical Center Houston Lp Victory [Member]
Schedule of Business Acquisitions, by Acquisition

The following table summarizes the fair values of the identifiable assets acquired and liabilities assumed at the date of acquisition (in thousands):

April 24, 2015
Net assets acquired:
Cash	$64
Trade accounts receivable	2,500
Other receivables	6,325
Prepaid expenses and other current assets	44
Inventory	662
Property and equipment	4,860
Other long-term assets	2
Trademark	280
Medicare license	940
Hospital license	13
Goodwill	9,447

Net assets acquired	$25,137

Net liabilities acquired:
Trade accounts payable	$6,266
Accrued liabilities	3,198
Long-term portion of Capital Leases	2,278
Long-term portion of Note Payable	6,052

Total liabilities acquired	$17,794

Consideration:
Cash, net of cash acquired	$1,436
Debt assumed	5,907

Total consideration	$7,343

Peak Surgeon Innovations Llc Peak [Member]
Schedule of Business Acquisitions, by Acquisition

The following table summarizes the preliminary fair values of the identifiable assets acquired and liabilities assumed at the date of acquisition (in thousands):

June 1, 2015
Net assets acquired:
Cash	$1
Trade accounts receivable	315
Prepaid expenses and other current assets	4
Goodwill	1,318

Net assets acquired	$1,638

Net liabilities acquired:

Trade accounts payable	$138

Consideration:
Cash, net of cash acquired	$850
Stock issued as consideration	650

Total consideration	$1,500

Former Outpatient Surgery Center Near Phoenix Arizona [Member]
Schedule of Business Acquisitions, by Acquisition

The following table summarizes the fair values of the identifiable assets acquired at the date of acquisition:

December 16, 2013
Furniture and office equipment	$131
Medical equipment	495
Leasehold improvements	2,226

Net assets acquired	2,852
Less: gain from bargain purchase	(2,392)

Total purchase price	$460

Two Imaging Centers And One Urgent Care Clinic In Houston [Member]
Schedule of Business Acquisitions, by Acquisition

The following table summarizes the fair values of the identifiable assets acquired and liabilities assumed at the date of acquisition:

January 16, 2014
Assets:
Property and equipment	$2,271
Prepaid expenses and other assets	129
Goodwill	701

Assets acquired	$3,101

Liabilities:
Accounts payable	$697
Debt	1,544

Liabilities assumed	$2,241

Consideration:
Cash, net of cash acquired	$346
Stock issued for acquisition	514

Total Consideration	$860

Formation Of First Nobilis [Member]
Schedule of Business Acquisitions, by Acquisition

The following table summarizes the fair values of the identifiable assets acquired and liabilities assumed at the date of acquisition:

September 1, 2014
Assets:
Accounts receivable	$6,509
Medical supplies	598
Trade name	1,200
Physician relationships	4,000
Goodwill	1,249

Assets acquired	$13,556

Liabilities:
Accounts payable	$6,060
Unfavorable lease	290

Liabilities assumed	$6,350

Athas [Member]
Schedule of Business Acquisitions, by Acquisition

The following table summarizes the fair values of the identifiable assets acquired and liabilities assumed at the date of acquisition:

December 1, 2014
Assets:
Cash	$(53)
Trade accounts receivable	6,427
Other receivable	450
Prepaid expenses	226
Investments in associates	730
PP&E	752
Trademark	4,770
Internally developed software	1,980
Non-compete agreements	1,820
Trade secret methodology	5,120
Goodwill	19,292

Assets acquired	$41,514

Liabilities
Trade accounts payable	$1,531
Accrued liabilities	3,470
Line of credit	4,120
Subordinated notes payable	635
Debt	157
Other current liabilities	102
Other long-term liabilities	260

Liabilities assumed	$10,275

Consideration:
Cash, net of cash acquired	$3,000
Debt issued for consideration	12,000
Stock issued for consideration	16,239

Total consideration	$31,239